Subsidiaries of the Company	12 Months Ended
Dec. 31, 2020
Subsidiaries of the Company
Subsidiaries of the Company

(5)   Subsidiaries of the Company

A list of subsidiaries and the Company’s shareholding percentage in such subsidiaries as of December 31, 2020, 2019 and 2018 are presented below:

	Shareholding percentage in subsidiaries
		December 31,
Name	Country	2020	2019	2018
Bachoco, S.A. de C.V.	México	99.99	99.99	99.99
Bachoco USA, LLC. & Subsidiary	U.S.	100.00	100.00	100.00
Campi Alimentos, S.A. de C.V.	México	99.99	99.99	99.99
Induba Pavos, S.A. de C.V.	México	99.99	99.99	99.99
Bachoco Comercial, S.A. de C.V.	México	99.99	99.99	99.99
PEC LAB, S.A. de C.V.	México	64.00	64.00	64.00
Aviser, S.A. de C.V.	México	99.99	99.99	99.99
Operadora de Servicios de Personal, S.A. de C.V.	México	99.99	99.99	99.99
Secba, S.A. de C.V.	México	99.99	99.99	99.99
Servicios de Personal Administrativo, S.A. de C.V.	México	99.99	99.99	99.99
Sepetec, S.A. de C.V.	México	99.99	99.99	99.99
Wii kit RE LTD.	Bermuda	100.00	100.00	100.00
Proveedora La Perla S.A. de C.V.	México	100.00	100.00	100.00
Sonora Agropecuaria, S.A. de C.V.	México	54.80	—	—

The main subsidiaries of the group and their activities are as follows:

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Bachoco, S.A. de C.V. (“BSACV”) (includes four subsidiaries which are 51% owned, and over which BSACV has control). BSACV is engaged in breeding, processing and marketing poultry goods (chicken and eggs).

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Bachoco USA, LLC. holds the shares of OK Foods, Inc. and, therefore, all operations controlled by the Company in the United States of America. The primary activities of Bachoco USA, LLC and its subsidiary are comprised of the production of chicken products and hatching eggs, mostly marketed in the United States of America and, to a lesser extent, in other foreign markets.

-	Campi Alimentos, S.A. de C.V., is engaged in producing and marketing balanced animal feed and pet treats, mainly for sales to third parties.
-	The main activity of Bachoco Comercial, S.A. de C.V. is the distribution of chicken, turkey and beef value-added products.
-	The main activity of Induba Pavos, S.A. de C.V. and Proveedora La Perla, S.A. of C.V. is the leasing of property, plant and equipment to its related parties.
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PEC LAB, S.A. de C.V. is the holding of the shares of Pecuarius Laboratorios, S.A. de C.V. Its main activity consists of the production and distribution of medicines and vaccines for animal consumption.

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Aviser, S.A. de C.V., Operadora de Servicios de Personal, S.A. de C.V., Secba, S.A. de C.V., Servicios de Personal Administrativo, S.A. de C.V. and Sepetec, S.A de C.V. are engaged in providing administrative and operating services rendered to their related parties.

-	Wii kit RE LTD. in Bermuda, it is a Class I reinsurance company that provides insurance coverage to its affiliates.
-	Sonora Agropecuaria, S.A. DE C.V., in Mexico, it is dedicated to the pig processing and distribution.

None of the Company’s contracts or loan agreements restrict the net assets of its subsidiaries.